UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York           May 12, 2003
-----------------------     --------------------------   ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $ 95,824
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                     FORM 13F INFORMATION TABLE
                                                        Joho Capital, L.L.C.
                                                           March 31, 2003

COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
                                                   VALUE      SHRS OR    SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS   CUSIP       (X$1000)    PRN AMT    PRN  CALL   DISCRETION   MANAGER   SOLE   SHARED   NONE
AFLAC, INC           Common Stock     001055102   55,694      1,737,716              Sole         N/A        X
American
 International Group Common Stock     026874107   23,983        485,000              Sole         N/A        X
ASML Holdings
 NV - NY Reg Shares  Common Stock     070591110   10,085      1,535,000              Sole         N/A        X
INTERNET INITIATIVE
  JAPAN INC ADR      Common Stock     46059T109    5,863      3,169,356              Sole         N/A        X
Crosswave
 Communications ADR  Common Stock     227686102      199        633,000              Sole         N/A        X


                       Total Market Value         95,824


All of the above investments are held in the name of either Joho Fund, Ltd. or Joho Partners, L.P. Joho Capital, L.L.C. has full investment discretion and voting authority.



01642.0001 #399427